UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09151
Investment Company Act File Number
Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Pennsylvania Municipal Income Trust
August 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Cogeneration — 2.2%
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$100	$70,045
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	500	281,375
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	475	464,740

		$816,160

Education — 18.1%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,112,118
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	525,475
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,236,000
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	521,220
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	625	629,756
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	642,206
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	799,995
University of Pittsburgh, 5.25%, 9/15/29	500	559,540
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	500	527,185

		$6,553,495

Electric Utilities — 1.7%
York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$600	$610,356

		$610,356

Escrowed/Prerefunded — 1.8%
Bucks County Industrial Development Authority, (Pennswood Village), Prerefunded to 10/1/12, 6.00%, 10/1/27	$600	$641,610

		$641,610

General Obligations — 10.2%
Chester County, 5.00%, 7/15/27(1)	$500	$564,590
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,047,490
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,015,750
Philadelphia School District, 6.00%, 9/1/38	1,000	1,073,580

		$3,701,410

Hospital — 22.7%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$515,900
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	756,270
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	774,285
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,215	1,233,432
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	723,727
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,414,305
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	244,080
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,000	1,124,240
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	688,804
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	250,152

	Principal
	Amount
Security	(000’s omitted)	Value
Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	$500	$524,570

		$8,249,765

Housing — 17.0%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$460	$455,639
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,115	1,120,676
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	865	837,787
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	502,815
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	910	915,014
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	500	496,815
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	975	972,826
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.15%, 10/1/37	865	868,278

		$6,169,850

Industrial Development Revenue — 9.5%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$208,254
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	753,150
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	272,017
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,092,290
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	500,235
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	780	642,689

		$3,468,635

Insured-Education — 12.7%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$520,825
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,675	1,654,079
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,115	1,137,144
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	395,505
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	910,018

		$4,617,571

Insured-Escrowed/Prerefunded — 9.0%
Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,616,304
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,655,160

		$3,271,464

Insured-General Obligations — 4.6%
Beaver County, (AGM), 5.55%, 11/15/31	$500	$538,455
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	816,382
West Mifflin Area School District, (AGM), 5.125%, 4/1/31	300	318,444

		$1,673,281

Insured-Hospital — 11.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$302,880
Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	355	355,085
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,457,122
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,900	1,900,057

		$4,015,144

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 4.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$524,675
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,249,337

		$1,774,012

Insured-Special Tax Revenue — 3.4%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$9,870	$598,122
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,350	395,836
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	2,100	231,672

		$1,225,630

Insured-Transportation — 9.1%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$500	$508,760
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,005,583
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,800	1,779,804

		$3,294,147

Insured-Water and Sewer — 3.9%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$523,920
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	525	528,591
Philadelphia, Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	360	362,470

		$1,414,981

Senior Living/Life Care — 3.9%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$1,000	$522,830
Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	500	500,540
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	200,740
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	191,634

		$1,415,744

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$116,806

		$116,806

Transportation — 11.0%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$479,838
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	292,701
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	270	271,917
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,015,500
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,152,766
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	798,817

		$4,011,539

Utilities — 1.7%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$602,940

		$602,940

Water and Sewer — 1.8%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$646,920

		$646,920

Total Tax-Exempt Investments — 160.6% (identified cost $57,803,055)		$58,291,460

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.4)%		$(21,175,336)

Other Assets, Less Liabilities — (2.2)%		$(827,591)

Net Assets Applicable to Common Shares — 100.0%		$36,288,533

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 36.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 12.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security is in default and making only partial interest payments.

A summary of open financial instruments at August 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/11	50 U.S. 30-Year Treasury Bond	Short	$(6,779,206)	$(6,801,563)	$(22,357)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Appreciation
Bank of America	$1,000,000	3.256%	3-month USD- LIBOR-BBA	November 11, 2011/ November 11, 2041	$7,090

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $7,090 and $22,357, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,221,269

Gross unrealized appreciation	$2,162,433
Gross unrealized depreciation	(1,742,242)

Net unrealized appreciation	$420,191

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,291,460	$—	$58,291,460

Total Investments	$—	$58,291,460	$—	$58,291,460

Interest Rate Swaps	$—	$7,090	$—	$7,090

Total	$—	$58,298,550	$—	$58,298,550

Liability Description

Futures Contracts	$(22,357)	$—	$—	$(22,357)

Total	$(22,357)	$—	$—	$(22,357)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	October 25, 2011